UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-23999

Nuveen Enhanced CLO Income Fund

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive

Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Mark L. Winget

Vice President and Secretary

333 West Wacker Drive

Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(800) 257-8787

Date of fiscal year end:	August 31

Date of reporting period:	February 28, 2026

Item 1.	Reports to Stockholders.

Interval Funds
Nuveen Interval Funds
February 28, 2026
Semi-Annual
Report
This semi-annual report contains the Fund's unaudited financial statements.
Fund Name Class A1 Class A2 Class I
Nuveen Enhanced CLO Income Fund NCLYX NCLZX NCLOX

Table
of Contents
Important Notices 3
Common Share Information 4
About the Fund’s Benchmark 5
Fund Performance, Expense Ratios and Holdings Summaries 6
Expense Examples 9
Portfolio of Investments 10
Statement of Assets and Liabilities 14
Statement of Operations 15
Statement of Changes in Net Assets 16
Financial Highlights 18
Notes to Financial Statements 20
Additional Fund Information 28
Glossary of Terms Used in this Report 29

Important Notices

Portfolio manager commentaries: The Fund includes portfolio manager commentary in its annual shareholder report. For your
Fund’s most recent annual portfolio manager discussion, please refer to the Discussion of Fund Performance section of the Fund’s annual shareholder report.
Fund changes: For changes that occurred to your Fund both during and after this reporting period, please refer to the Notes to
Financial Statements section of this report.
Fund principal investment policies and principal risks: Refer to the Fund’s prospectus on the Fund’s website at www.nuveen.
com for information on the Fund’s principal investment policies and principal risks.
Fund performance: For current information on your Fund’s average annual total returns please refer to the Fund’s website at www.
nuveen.com . For average annual total returns as of the end of this reporting period, please refer to the Fund Performance, Expense
Ratios and Holdings Summaries section within this report.

Common Share Information
COMMON SHARE DISTRIBUTION INFORMATION
The following information regarding the Fund's distributions is current as of February 28, 2026.  The Fund's distribution levels may vary over time based on the Fund's investment activity and portfolio investments value changes.
During the current fiscal period, the Fund's distributions to common shareholders were as shown in the accompanying table.
The Fund intends to declare distributions daily and pay such distributions monthly out of its net investment income at a rate that reflects its past and projected net income performance. To permit the Fund to maintain a more stable monthly dividend, the Fund may pay dividends at a rate that may be more or less than the amount of net income actually earned by the Fund during the period.
Distributions to common shareholders are determined on a tax basis, which may differ from amounts recorded in the accounting records. In instances where the monthly dividend exceeds the earned net investment income, the Fund would report a negative undistributed net ordinary income. Refer to the Notes to Financial Statements for additional information regarding the amounts of undistributed net ordinary income and undistributed net long-term capital gains and the character of the actual distributions paid by the Fund during the period.
REPURCHASE OFFER
In order to provide liquidity to common shareholders, the Fund has adopted a fundamental investment policy, which may only be changed by a majority vote of shareholders, to make quarterly offers to repurchase between 5% and 25% of its outstanding
Common Shares at NAV, reduced by any applicable repurchase fee. Subject to approval of the Board, for each quarterly repurchase offer, the Fund currently expects to offer to repurchase 7.5% of the outstanding Common Shares at NAV. The Fund does not currently expect to charge a repurchase fee.
Refer to the Notes to Financial Statements for further details on the Fund’s repurchase offer.
Monthly Distributions (Ex-Dividend Date) Class A1 Class A2 Class I
September 2025 $ 0.1710 $ 0.1755 $ 0.1835
October 2025 0.1710 0.1755 0.1835
November 2025 0.1710 0.1755 0.1835
December 2025 0.4013 0.4053 0.4133
January 2026 0.1715 0.1755 0.1835
February 2026 0.1715 0.1755 0.1835
Total Distributions from Net Investment Income $ 1.2573 $ 1.2828 $ 1.3308
Class A1 Class A2 Class I
Distribution Rate on NAV* 11.69% 11.97% 12.51%
*Distribution rate represents the latest declared distribution, annualized, divided by the Fund's current net asset value (NAV) as of the end of the reporting period.

About the Fund’s Benchmark

S&P UBS Leveraged Loan Index
: An index designed to measure the performance of the USD-denominated leveraged loan market. The index includes issuers from developed countries; issuers from developing countries are excluded. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.

Fund Performance, Expense Ratios and
Holdings Summaries
The Fund Performance, Expense Ratios and Holdings Summaries for the Fund are shown within this section of the report.
Fund Performance
Performance data shown represents past performance and does not predict or guarantee future results.
Investment returns
and principal value will fluctuate so that when shares are repurchased, they may be worth more or less than their original cost.
Current performance may be higher or lower than the performance shown.
Total returns for a period of less than one year are not annualized (i.e. cumulative returns). Since inception returns are shown for share classes that have less than 10-years of performance. Returns at NAV would be lower if the sales charge were included. Returns assume reinvestment of dividends and capital gains. For performance, current to the most recent month-end visit nuveen.com or call (800) 257-8787.
Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the repurchase of Fund shares.
Income is generally exempt from regular federal income taxes. Some income may be subject to state and local income taxes and to the federal alternative minimum tax. Capital gains, if any, are subject to tax.
Returns may reflect fee waivers and/or expense reimbursements by the investment adviser during the periods presented. If any such waivers and/or reimbursements had not been in place, returns would have been reduced. See Notes to Financial Statements for more information.
Returns reflect differences in sales charges and expenses, which are primarily differences in distribution and service fees, and assume reinvestment of dividends and capital gains.
Comparative index and Lipper return information is provided for Class A1 Shares at NAV only.
Expense Ratios
The expense ratios shown are as of the Fund’s most recent prospectus. The expense ratios shown reflect total operating expenses
(before fee waivers and/or expense reimbursements, if any). The expense ratios include management fees and other fees and expenses. Refer to the Financial Highlights later in this report for the Fund’s expense ratios as of the end of the reporting period.
Holdings Summaries
The Holdings Summaries data relates to the securities held in the Fund’s portfolio of investments as of the end of this reporting period. It should not be construed as a measure of performance for the Fund itself. Holdings are subject to change. Refer to the
Fund’s Portfolio of Investments for individual security information.
The Fund uses credit quality ratings for its portfolio securities provided by Standard & Poor’s Group, Moody’s Investors Service, Inc.
and Fitch, Inc. If all three provide a rating for a security, the middle is used; if two of the three agencies rate a security, the lower rating is used; and if only one rating agency rates a security, that rating is used. Credit ratings are subject to change. AAA, AA, A and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national rating agencies.

Nuveen Enhanced CLO Income Fund
(continued)
Fund Performance, Expense Ratios and Holdings Summaries
February 28, 2026

Fund Performance* and Expense Ratios
* Effective on the close of business on January 10, 2025, all of the assets of a Cayman Islands exempted limited partnership through which a private fund invested (the “Predecessor Fund”) were transferred to the Fund (the “Reorganization”) and the Fund com-
menced investment operations. Performance portrayed prior to the date of the Reorganization reflects the Predecessor Fund which commenced investment operations on September 30, 2022. The Predecessor Fund was not registered under the Investment Com-
pany Act of 1940, as amended (the “1940 Act”), and therefore was not subject to certain investment restrictions imposed by the
1940 Act on registered investment companies. If the Predecessor Fund had been registered under the 1940 Act, the Predecessor
Fund’s performance may have been adversely affected. The performance for the Predecessor Fund has not been restated to reflect the current expenses of the Fund. If the current expenses of the Fund had been reflected, the performance of the Predecessor
Fund would have been different because the Fund has different expenses than the Predecessor Fund. For purposes of Fund perfor-
mance, relative results are measured against the S&P UBS Leveraged Loan Index.
** Class A1 Shares have a maximum 2.50% sales charge (Offering Price). Class A1 Share purchases of $250,000 or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC) of 1.50% if repur-
chased before the first day of the month in which the one-year anniversary of the purchase falls. Class A2 and Class I Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.
*** The expense ratios reflect the expenses of the Fund and not the Predecessor Fund. The Fund’s investment adviser has contrac-
tually agreed to waive fees and/or reimburse Fund expenses through July 31, 2027 so that total annual Fund operating expenses
(excluding distribution and/or service fees that may be applicable to a particular class of shares, issuance and dividend costs of preferred shares that may be issued by the Fund, interest expense, taxes, acquired fund fees and expenses, fees incurred in acquir-
ing and disposing of portfolio securities, litigation expenses and extraordinary expenses) do not exceed 1.50% of the average daily managed assets of any class of Fund shares. This expense limitation may be terminated or modified prior to that date only with the approval of the Board of Trustees of the Fund.
**** The inception date for the performance information in the table is September 30, 2022, the date the Predecessor Fund com-
menced investment operations.
Total Returns as of
February 28, 2026** Expense Ratios***
Cumulative Average Annual
Performance
Inception
Date**** 6-Month 1-Year
Since
Inception**** Gross Net
Class A1 at NAV 9/30/22 (4.31)% (1.28)% 10.41% 2.29% 2.23%
Class A1 at maximum Offering
Price 9/30/22 (6.70)% (3.75)% 9.59% — —
S&P UBS Leveraged Loan Index — 0.57% 3.88% 8.52% — —
Class A2 9/30/22 (4.18)% (1.07)% 10.50% 2.04% 1.98%
Class I 9/30/22 (3.98)% (0.57)% 10.68% 1.54% 1.48%

Fund Performance, Expense Ratios and Holdings Summaries
February 28,
2026 (continued)
Holdings
Fund Allocation
(% of net assets)
Asset-Backed Securities 94 .0%
Exchange-Traded Funds 2 .0%
Repurchase Agreements 5 .9%
Other Assets & Liabilities, Net (1.9)%
Net Assets 100%
Portfolio Credit Quality
(% of total investments)
A 4.3%
BBB 9.9%
BB or Lower 58.2%
N/R (not rated) 19.8%
N/A (not applicable) 7.8%
Total 100%

Expense
Examples

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including up-front and back-end sales charges
(loads) or redemption fees, where applicable; and (2) ongoing costs, including management fees; distribution and service (12b-1)
fees, where applicable; and other Fund expenses. The Examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The examples are based on an investment of $10,000 invested at the beginning and held for the entire reporting period. The examples are also based on the Fund's actual expenses, which may vary from the expense rates shown in the Fund's prospectus.
What were the Fund's costs for the last six months? (based on a hypothetical $10,000 investment)
Cost of a
$10,000 investment
Cost paid as a percentage
of $10,000 investment*
Class A1 Shares $110 2.25%
Class A2 Shares $98 2.00%
Class I Shares $74 1.50%
* Annualized for period less than one year.

Portfolio of Investments February 28, 2026
Enhanced CLO Income
See Notes to Financial Statements
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 96.0%
ASSET-BACKED SECURITIES - 94.0% –
$ 3,000,000 (a),(b) AIMCO CLO, Series 2018 AA, (TSFR3M + 2.850%) 6 .518% 10/17/37 $ 3,016,662
1,000,000 (a),(b) AIMCO CLO, Series 2018 AA, (TSFR3M + 5.250%) 8 .918 10/17/37 1,007,948
3,000,000 (a),(b) Allegany Park CLO Ltd, Series 2019 1A, (TSFR3M + 6.400%) 10 .068 01/20/35 2,846,598
2,500,000 (a),(b) Allegro CLO XIII Ltd, Series 2021 1A, (TSFR3M + 6.300%) 9 .968 07/20/38 2,507,392
2,500,000 (a),(b) Allegro CLO XV Ltd, Series 2022 1A, (TSFR3M + 5.500%) 9 .811 04/20/38 2,366,495
1,714,459 (a),(b),(c) Anchorage Capital CLO 19 Ltd, Series 2021 19A 25 .320 10/15/38 886,771
1,000,000 (a),(b) Apidos CLO LI Ltd, Series 2024 51A, (TSFR3M + 1.750%) 5 .418 01/20/38 1,002,048
500,000 (a),(b) Apidos CLO XLVI Ltd, Series 2023 46A, (TSFR3M + 4.850%) 8 .762 10/24/38 493,682
2,000,000 (a),(b) ARES CLO Ltd, Series 2025 78A, (TSFR3M + 5.100%) 8 .837 01/15/39 1,977,898
2,000,000 (a),(b),(c) ARES LX CLO LTD, Series 2021 60A 27 .108 07/18/34 673,198
1,000,000 (a),(b) ARES LX CLO LTD, Series 2021 60A, (TSFR3M + 2.850%) 6 .518 07/18/34 1,001,037
750,000 (a),(b) Ares LXIII CLO Ltd, Series 2022 63A, (TSFR3M + 6.000%) 9 .672 10/15/38 715,191
2,000,000 (a),(b),(c),(d) ARES XLV CLO Ltd, Series 2017 45A 90 .000 10/15/30 28,160
3,000,000 (a),(b) Ares XXXIV CLO Ltd, Series 2015 2A, (TSFR3M + 5.500%) 9 .168 07/17/38 2,943,510
750,000 (a),(b) Barings CLO Ltd 2019-III, Series 2019 3A, (TSFR3M + 5.850%) 10 .175 01/20/36 726,125
1,000,000 (a),(b) Barings CLO Ltd 2023-II, Series 2023 2A, (TSFR3M + 5.100%) 8 .768 10/20/38 1,002,722
3,000,000 (a),(b) Basswood Park CLO Ltd, Series 2021 1A, (I/O) 29 .497 04/20/34 42,663
3,000,000 (a),(b) Basswood Park CLO Ltd, Series 2021 1A, (I/O) 29 .158 04/20/34 18,369
3,000,000 (a),(b),(c) Basswood Park CLO Ltd, Series 2021 1A 37 .680 04/20/34 814,701
1,000,000 (a),(b) Battalion CLO XI Ltd, Series 2017 11A, (LIBOR 3 M + 7.112%) 8 .034 04/24/34 768,323
2,500,000 (a),(b) Benefit Street Partners CLO IX Ltd, Series 2016 9A, (TSFR3M +
5.900%)
9 .568 10/20/37 2,445,892
1,500,000 (a),(b) Benefit Street Partners CLO X Ltd, Series 2016 10A, (TSFR3M +
5.000%)
8 .668 07/20/38 1,442,701
2,000,000 (a),(b) Benefit Street Partners CLO XXXVIII Ltd, Series 2024 38A,
(TSFR3M + 4.000%)
7 .668 01/25/38 1,945,874
1,000,000 (a),(b) Boyce Park CLO Ltd, Series 2022 1A, (TSFR3M + 6.250%) 9 .920 04/21/35 884,844
32,150,000 (a),(b),(c),(d) Buttermilk Park CLO Ltd, Series 2018 1A 90 .000 10/15/31 568,444
1,778,000 (a),(b),(c),(d) CARLYLE US CLO 2018-2 Ltd, Series 2018 2A 90 .000 10/15/31 20,891
1,000,000 (a),(b) CARLYLE US CLO 2021-2 Ltd, Series 2021 2A, (TSFR3M +
2.850%)
6 .518 04/20/38 974,810
962,000 (a),(b) Carlyle US CLO 2022-4 Ltd, Series 2022 4A, (TSFR3M +
6.750%)
11 .376 07/25/36 953,433
1,000,000 (a),(b) Carlyle US CLO 2023-3 Ltd, Series 2023 3A, (TSFR3M +
5.400%)
9 .072 10/15/40 940,146
750,000 (a),(b) Cayuga Park CLO Ltd, Series 2020 1A, (TSFR3M + 5.500%) 9 .168 10/17/38 683,565
1,500,000 (a),(b),(c) CIFC Funding 2017-III Ltd, Series 2017 3A 22 .476 04/20/37 323,094
6,825,000 (a),(b),(c) CIFC Funding 2018-II Ltd, Series 2018 2A 28 .259 10/20/37 2,430,621
4,250,000 (a),(b) CIFC Funding 2019-I Ltd, Series 2019 1A, (TSFR3M + 5.750%) 9 .418 10/20/37 4,206,051
2,775,000 (a),(b) CIFC Funding 2020-I Ltd, Series 2020 1A, (TSFR3M + 6.512%) 10 .184 07/15/36 2,783,891
2,500,000 (a),(b) CIFC Funding 2021-I Ltd, Series 2021 1A, (TSFR3M + 6.000%) 9 .668 07/25/37 2,475,075
1,216,700 (a),(b),(c) CIFC Funding 2021-II, Series 2021 2A 17 .212 04/15/34 573,910
2,250,000 (a),(b) CIFC Funding 2021-IV Ltd, Series 2021 4A, (TSFR3M + 6.200%) 9 .871 07/23/37 2,188,278
1,675,000 (a),(b) CIFC Funding 2021-VI Ltd, Series 2021 6A, (TSFR3M + 6.512%) 10 .184 10/15/34 1,653,632
2,000,000 (a),(b) CIFC Funding 2024-V Ltd, Series 2024 5A, (TSFR3M + 2.850%) 6 .519 01/22/38 1,994,000
1,000,000 (a),(b) CIFC Funding Ltd, Series 2025 7A, (TSFR3M + 4.750%) 8 .452 01/22/39 987,576
1,500,000 (a),(b) Elmwood CLO 14 Ltd, Series 2022 1A, (TSFR3M + 5.500%) 9 .168 10/20/38 1,482,867
2,000,000 (a),(b) Elmwood CLO 26 Ltd, Series 2024 1A, (TSFR3M + 6.450%) 10 .118 04/18/37 2,013,730
2,000,000 (a),(b),(c) Elmwood CLO I Ltd, Series 2019 1A 22 .050 04/20/37 1,058,952
750,000 (a),(b) Elmwood CLO VI Ltd, Series 2020 3A, (TSFR3M + 5.900%) 9 .784 07/18/37 740,380
5,000,000 (a),(b) Elmwood CLO VII Ltd, Series 2020 4A, (TSFR3M + 5.900%) 9 .568 10/17/37 4,791,300
3,000,000 (a),(b) Elmwood CLO VIII Ltd, Series 2021 1A, (TSFR3M + 6.250%) 9 .918 04/20/37 2,930,076
2,000,000 (a),(b) Galaxy 32 CLO Ltd, Series 2023 32A, (TSFR3M + 5.850%) 9 .523 01/20/39 2,009,792
1,000,000 (a),(b) Galaxy XXV CLO Ltd, Series 2018 25A, (TSFR3M + 5.750%) 9 .418 04/25/36 966,051
1,000,000 (a),(b) Goldentree Loan Management US Clo 11 Ltd, Series 2021 11A,
(TSFR3M + 7.762%)
8 .563 10/20/34 935,404
1,500,000 (a),(b) Goldentree Loan Management US CLO 12 Ltd, Series 2022
12A, (TSFR3M + 5.700%)
9 .368 07/20/37 1,480,518
18,900,000 (a),(b),(c) Hamlin Park CLO Ltd, Series 2024 1A 23 .102 10/20/37 11,407,832
37,700,000 (a),(b),(c) Hamlin Park CLO Ltd, Series 2024 1A 16 .321 10/20/37 261,412

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ASSET-BACKED SECURITIES (continued)
$ 2,000,000 (a),(b) Invesco US CLO 2023-1 Ltd, Series 2023 1A, (TSFR3M +
6.900%)
10 .569% 04/22/37 $ 1,921,664
1,500,000 (a),(b) KKR CLO 22 Ltd, Series 2018 22A, (TSFR3M + 6.262%) 9 .929 07/20/31 1,471,723
5,000,000 (a),(b),(c) KKR CLO 32 Ltd, Series 2020 32A 28 .215 04/15/37 1,681,275
1,000,000 (a),(b) KKR CLO 32 Ltd, Series 2024 32A, (TSFR3M + 5.300%) 8 .972 04/15/37 1,002,978
4,000,000 (a),(b) KKR CLO 40 Ltd, Series E 40A, (TSFR3M + 7.250%) 10 .918 10/20/34 3,665,424
500,000 (a),(b) Madison Park Funding LI Ltd, Series 2021 51A, (TSFR3M +
2.900%)
6 .784 10/19/38 491,938
750,000 (a),(b) Madison Park Funding XXVIII Ltd, Series 2018 28A, (TSFR3M +
6.350%)
10 .022 01/15/38 686,563
1,250,000 (a),(b),(e) Magnetite LV Ltd, Series 2026 55A, (TSFR3M + 5.000%) 0 .000 04/15/39 1,253,125
750,000 (a),(b) Magnetite XIX Ltd, Series 2017 19A, (TSFR3M + 5.100%) 8 .768 04/17/34 744,809
1,500,000 (a),(b) Magnetite Xli Ltd, Series 2024 41A, (TSFR3M + 1.780%) 5 .448 01/25/38 1,504,398
1,500,000 (a),(b) Magnetite XXIII Ltd, Series 2019 23A, (TSFR3M + 1.600%) 5 .247 01/25/35 1,501,834
2,000,000 (a),(b) Magnetite XXXV Ltd, Series 2022 35A, (TSFR3M + 4.800%) 8 .518 01/25/39 1,975,314
750,000 (a),(b) MidOcean Credit CLO XVI, Series 2024 16A, (TSFR3M +
2.000%)
6 .269 10/20/37 750,989
1,250,000 (a),(b) Midocean Credit Clo XX, Series 2025 20A, (TSFR3M + 5.000%) 8 .731 01/20/39 1,234,794
7,750,000 (a),(b) Neuberger Berman CLO XXI Ltd, Series 2016 21A, (TSFR3M +
5.250%)
8 .918 01/20/39 7,665,913
4,135,000 (a),(b),(c) Neuberger Berman CLO XXI Ltd, Series 2016 21A 27 .189 01/20/39 1,990,469
3,000,000 (a),(b) Neuberger Berman Loan Advisers CLO 24 Ltd, Series 2017
24A, (TSFR3M + 7.000%)
10 .670 10/19/38 3,039,372
500,000 (a),(b) Neuberger Berman Loan Advisers CLO 33 Ltd, Series 2019
33A, (TSFR3M + 5.500%)
9 .394 04/16/39 494,549
2,500,000 (a),(b) Neuberger Berman Loan Advisers CLO 34 Ltd, Series 2019
34A, (TSFR3M + 5.000%)
8 .668 07/20/39 2,471,400
1,775,000 (a),(b) Neuberger Berman Loan Advisers CLO 40 Ltd, Series 2021
40A, (TSFR3M + 5.150%)
8 .821 10/16/37 1,758,079
1,500,000 (a),(b) Neuberger Berman Loan Advisers CLO 41 Ltd, Series 2021
41A, (TSFR3M + 5.750%)
9 .422 04/15/34 1,477,685
750,000 (a),(b) Neuberger Berman Loan Advisers Clo 42 Ltd, Series 2021 42A,
(TSFR3M + 2.500%)
6 .171 07/16/36 743,577
1,250,000 (a),(b) Neuberger Berman Loan Advisers Clo 51 Ltd, Series 2022 51A,
(TSFR3M + 5.700%)
9 .371 10/23/36 1,236,715
2,000,000 (a),(b) Neuberger Berman Loan Advisers CLO 55 Ltd, Series 2024
55A, (TSFR3M + 6.500%)
10 .169 04/22/38 2,015,638
1,550,000 (a),(b) Neuberger Berman Loan Advisers Clo 61 Ltd, Series 2025 61A,
(TSFR3M + 1.800%)
5 .468 07/17/39 1,556,750
1,500,000 (a),(b) Neuberger Berman Loan Advisers LaSalle Street Lending CLO
II Ltd, Series 2024 2A, (TSFR3M + 7.500%)
11 .168 04/20/38 1,507,644
1,750,000 (a),(b) Neuberger Berman Loan Advisers NBLA CLO 52 Ltd, Series
2022 52A, (TSFR3M + 6.000%)
9 .668 10/24/38 1,732,113
500,000 (a),(b) OCP CLO 2017-14 Ltd, Series 2017 14A, (TSFR3M + 6.550%) 10 .434 07/20/37 503,087
2,000,000 (a),(b),(e) OCP CLO 2024-31 Ltd, Series 2026 31A, (TSFR3M + 4.950%) 8 .870 04/20/39 2,009,792
2,000,000 (a),(b) Octagon 52 Ltd, Series 2021 1A, (TSFR3M + 7.330%) 11 .001 07/23/37 1,891,572
2,500,000 (a),(b) Octagon 58 Ltd, Series 2022 1A, (TSFR3M + 6.250%) 0 .000 04/15/38 2,434,095
750,000 (a),(b) OHA Credit Funding 2 LTD, Series 2019 2A, (TSFR3M +
3.700%)
7 .370 01/21/38 735,095
1,000,000 (a),(b) OHA Credit Funding 4 Ltd, Series 2019 4A, (TSFR3M + 2.700%) 6 .369 01/22/38 984,830
750,000 (a),(b) OHA Credit Funding 8 Ltd, Series 2021 8A, (TSFR3M + 1.750%) 5 .418 01/20/38 751,674
1,000,000 (a),(b) OHA Credit Funding 8 Ltd, Series 2021 8A, (TSFR3M + 2.650%) 6 .318 01/20/38 983,099
2,750,000 (a),(b),(c),(f) Palmer Square CLO 2015-1 Ltd, Series 2015 1A 90 .000 05/21/34 27,638
4,323,000 (a),(b),(c) Palmer Square CLO 2021-4 Ltd, Series 2021 4A 39 .103 07/15/38 1,353,985
1,000,000 (a),(b) Palmer Square CLO 2021-4 Ltd, Series 2021 4A, (TSFR3M +
8.000%)
11 .672 07/15/38 878,917
1,500,000 (a),(b) Palmer Square CLO 2022-4 Ltd, Series 2022 4A, (TSFR3M +
5.500%)
10 .061 10/20/37 1,484,280
2,000,000 (a),(b) Palmer Square CLO 2023-1 Ltd, Series 2023 1A, (TSFR3M +
3.750%)
7 .418 01/20/38 1,964,632
2,500,000 (a),(b) RAD CLO 24 Ltd, Series 2024 24A, (TSFR3M + 6.500%) 10 .168 07/20/37 2,515,438
1,500,000 (a),(b) Rad CLO 6 Ltd, Series 2019 6A, (TSFR3M + 6.750%) 10 .418 10/20/37 1,410,213
1,000,000 (a),(b) Rad CLO 9 Ltd, Series 2020 9A, (TSFR3M + 5.750%) 9 .422 01/15/38 947,274

Portfolio of Investments February 28, 2026
(continued)
Enhanced CLO Income

See Notes to Financial Statements
All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ASSET-BACKED SECURITIES (continued)
$ 1,350,000 (a),(b) REESE PARK CLO LTD, Series 2020 1A, (TSFR3M + 6.000%) 9 .672% 01/15/38 $ 1,302,381
1,250,000 (a) Regatta XXIV Funding Ltd, Series 2021 5X, (TSFR3M + 5.150%),
Reg S
8 .818 01/20/38 1,223,125
1,250,000 (a),(b) Rockford Tower CLO 2017-3 Ltd, Series 2017 3A, (LIBOR 3 M +
6.012%)
6 .813 10/20/30 1,152,979
1,000,000 (a),(b) Sixth Street CLO VIII Ltd, Series 2017 8A, (TSFR3M + 6.750%) 10 .418 10/20/34 1,005,514
1,000,000 (a),(b) Sixth Street CLO XX Ltd, Series 2021 20A, (TSFR3M + 2.950%) 6 .618 07/17/38 981,027
9,000,000 (f),(g) Stanwix-CLO WH 0 .000 12/01/30 9,057,353
3,000,000 (a),(b) TCW CLO 2020-1 Ltd, Series 2020 1A, (TSFR3M + 3.400%) 7 .284 04/20/34 2,951,061
3,000,000 (a),(b) TCW CLO 2024-1 Ltd, Series 2024 1A, (TSFR3M + 7.090%) 10 .761 01/16/37 2,912,616
2,000,000 (a),(b) TCW CLO 2025-1 LTD, Series 2025 1A, (TSFR3M + 5.900%) 9 .568 04/20/38 1,906,722
1,500,000 (a),(b) Thayer Park CLO Ltd, Series 2017 1A, (TSFR3M + 9.132%) 1 .000 04/20/34 1,315,367
1,000,000 (a),(b) TICP CLO XI Ltd, Series 2018 11A, (TSFR3M + 6.700%) 10 .368 04/25/37 1,005,350
1,000,000 (a),(b) Trinitas CLO XVIII Ltd, Series 2021 18A, (TSFR3M + 7.312%) 10 .979 01/20/35 933,553
3,000,000 (a),(b),(c) Unity-Peace Park CLO Ltd, Series 2022 1A 74 .633 04/20/35 932,064
1,500,000 (a),(b) Upland CLO Ltd, Series 2016 1A, (TSFR3M + 3.162%) 6 .829 04/20/31 1,503,983
1,750,000 (a),(b) Wehle Park CLO Ltd, Series 2022 1A, (TSFR3M + 5.400%) 9 .349 10/21/38 1,706,714
TOTAL ASSET-BACKED SECURITIES
(Cost $213,062,291) 183,736,697
SHARES DESCRIPTION VALUE
3,995,216 EXCHANGE-TRADED FUNDS - 2.0% 3,995,216
159,426 (h) Nuveen AA-BBB CLO ETF 3,995,216
TOTAL EXCHANGE-TRADED FUNDS
(Cost $3,999,201) 3,995,216
TOTAL LONG-TERM INVESTMENTS
(Cost $217,061,492) 187,731,913
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  5.9%
11,450,000 REPURCHASE AGREEMENTS - 5.9% 11,450,000
11,450,000 (i) Fixed Income Clearing Corporation 3 .640 03/02/26 11,450,000
TOTAL REPURCHASE AGREEMENTS
(Cost $11,450,000) 11,450,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $11,450,000) 11,450,000
TOTAL INVESTMENTS - 101.9%
(Cost $228,511,492) 199,181,913
OTHER ASSETS & LIABILITIES, NET -   (1.9)% (3,637,095)
NET ASSETS APPLICABLE TO COMMON SHARES - 100% $ 195,544,818
ETF Exchange-Traded Fund
I/O Interest only security
LIBOR London Inter-Bank Offered Rate
M Month
Reg S Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.
TSFR3M CME Term Secured Overnight Financing Rate 3 Month

See Notes to Financial Statements
(a) Floating or variable rate security includes the reference rate and spread, when applicable.  For mortgage-backed or asset-backed securities the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the fiscal period, the aggregate value of these securities is $173,456,219 or 87.1% of Total Investments.
(c) CLO subordinate notes, income notes, Y notes and M notes are considered CLO equity positions. CLO equity positions are entitled to recurring distributions which are generally equal to the remaining cash flow of payments made by underlying securities less contractual payments to debt holders and fund expenses. The rate shown is the estimated yield based upon a current projection of the amount and timing of these recurring distributions, and the estimated amount of repayment of principal upon termination. Such projections are periodically reviewed and adjusted, and the estimated yield may not ultimately be realized.
(d) Security is in the process of liquidation.
(e) When-issued or delayed delivery security.
(f) For fair value measurement disclosure purposes, investment classified as Level 3.
(g) Represents an investment in a warehouse facility, which is a financing structure intended to aggregate loans that may be used to form the basis of a CLO position.
(h) Affiliated holding
(i) Agreement with Fixed Income Clearing Corporation, 3.640% dated 2/27/26 to be repurchased at $11,453,473 on 3/2/26, collateralized by Government Agency Securities, with coupon rate 4.000% and maturity date 7/31/29, valued at $11,679,160.

Statement of Assets and Liabilities
See Notes to Financial Statements

February 28, 2026 (Unaudited)
Enhanced CLO
Income
ASSETS
Long-term investments, at value
†
$ 183,736,697
Affiliated investments, at value
++
3,995,216
Short-term investments, at value
◊
11,450,000
Cash 346,776
Receivables:
Interest 1,550,595
Reimbursement from Adviser 52,216
Shares sold 13,088
Other 37,012
Total assets 201,181,600
LIABILITIES
Payables:
Management fees 205,470
Dividends 2,035,320
Interest 53
Investments purchased - when-issued/delayed-delivery settlement 3,245,000
Accrued expenses:
Custodian fees 82,734
Trustees fees 2,247
Professional fees 53,276
Shareholder reporting expenses 2,787
Shareholder servicing agent fees 9,873
Distribution and service fees (12b-1) 22
Total liabilities 5,636,782
Net assets applicable to common shares $ 195,544,818
NET ASSETS APPLICABLE TO COMMON SHARES CONSIST OF:
Paid-in capital $ 222,054,426
Total distributable earnings (loss) (26,509,608)
Net assets applicable to common shares $ 195,544,818
†
   Long-term investments, cost $ 213,062,291
++
   Affiliated investments, cost $ 3,999,201
◊
   Short-term investments, cost $ 11,450,000
Enhanced CLO
Income
CLASS A1:
Net assets $ 21,998
Common Shares outstanding 1,250
Net asset value ("NAV") per common share $ 17.60
Maximum sales charge 2.50%
Offering price per common share (NAV per common share plus maximum sales charge) $ 18.05
CLASS A2:
Net assets $ 21,998
Common Shares outstanding 1,250
NAV and offering price per common share $ 17.60
CLASS I:
Net assets $ 195,500,822
Common Shares outstanding 11,106,209
NAV and offering price per common share $ 17.60
Authorized shares - per class Unlimited
Par value per common share $   0.01

Statement of Operations
See Notes to Financial Statements

``
Six Months Ended February 28, 2026 (Unaudited)
Enhanced CLO
Income
INVESTMENT INCOME
Dividends from affiliated investments $ 16,341
Interest 18,445,469
Total investment income 18,461,810
EXPENSES
–
Management fees 1,391,283
Distribution and service fees (12b-1) - Class A1 88
Distribution and service fees (12b-1) - Class A2 59
Shareholder servicing agent fees - Class A1 2
Shareholder servicing agent fees - Class A2 2
Shareholder servicing agent fees - Class I 20,012
Interest expense 490
Trustees fees 4,976
Custodian expenses 39,512
Registration fees 32,279
Professional fees 136,442
Other 711
Total expenses before fee waiver/expense reimbursement 1,625,856
Fee waiver/expense reimbursement (73,336)
Net expenses 1,552,520
Net investment income (loss) 16,909,290
REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) from:
Investments (133,905)
Net realized gain (loss) (133,905)
Change in unrealized appreciation (depreciation) on:
Investments (25,020,158)
Affiliated investments (3,985)
Net change in unrealized appreciation (depreciation) (25,024,143)
Net realized and unrealized gain (loss) (25,158,048)
Net increase (decrease) in net assets applicable to common shares from operations $ (8,248,758)

Statement of Changes in Net Assets
See Notes to Financial Statements

Enhanced CLO Income
Unaudited
Six Months Ended
2/28/26
For the period
1/10/25
(commencement of
operations)
through
8/31/25
OPERATIONS
Net investment income (loss) $ 16,909,290 $ 14,966,598
Net realized gain (loss) (133,905) (54,684)
Net change in unrealized appreciation (depreciation) (25,024,143) (4,305,436)
Net increase (decrease) in net assets applicable to common shares from operations (8,248,758) 10,606,478
DISTRIBUTIONS TO COMMON SHAREHOLDERS
Dividends:
Class A1 (1,572) (1,497)
Class A2 (1,604) (1,534)
Class I (14,708,230) (14,153,086)
Total distributions (14,711,406) (14,156,117)
FUND SHARE TRANSACTIONS
Fund Reorganization — 220,120,449
Subscriptions 1,625,635 300,000
Reinvestments of distributions 696 3,959
Redemptions (46,118) –
Net increase (decrease) applicable to common shares from Fund share transactions 1,580,213 220,424,408
Net increase (decrease) in net assets applicable to common shares (21,379,951) 216,874,769
Net assets applicable to common shares at the beginning of period 216,924,769 50,000
Net assets applicable to common shares at the end of period $ 195,544,818 $ 216,924,769

Financial Highlights

The following data is for a common share outstanding for each fiscal year end unless otherwise noted:
Investment Operations
Less Distributions to
Common Shareholders
Common
Share
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)
(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains Total
Common
Share
Net Asset
Value,
End of
Period
Enhanced CLO Income
Class
A1
2/28/26
(d)
$ 19.67 $ 1.46 $ (2.27) $ (0.81) $ (1.26) $ — $ (1.26) $ 17.60
8/31/25
(f)
20.00 1.26 (0.39) 0.87 (1.20) — (1.20) 19.67
Class
A2
2/28/26
(d)
19.67 1.48 (2.27) (0.79) (1.28) — (1.28) 17.60
8/31/25
(f)
20.00 1.30 (0.40) 0.90 (1.23) — (1.23) 19.67
Class
I
2/28/26
(d)
19.68 1.53 (2.28) (0.75) (1.33) — (1.33) 17.60
8/31/25
(f)
20.00 1.36 (0.40) 0.96 (1.28) — (1.28) 19.68
(a)
Based on average common shares outstanding.
(b)
Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)
After fee waiver and/or expense reimbursement from the Adviser, where applicable. See Notes to Financial Statements for more information.
(d)
Unaudited.
(e)
Annualized.
(f)
For the period January 10, 2025 (commencement of operations) through August 31, 2025.

See Notes to Financial Statements

Common Share Supplemental Data/
Ratios Applicable to Common Shares
Ratios to Average Net Assets
Common
Share
Total
Return
(b)
Net
Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
(c)
NII
(Loss)
(c)
Portfolio
Turnover
Rate
(4.31) % $ 22 2.32%
(e)
2.25%
(e)
15.52%
(e)
15%
4.51 25 2.29
(e)
2.23
(e)
10.07
(e)
29
(4.18) 22 2.07
(e)
2.00
(e)
15.77
(e)
15
4.66 25 2.04
(e)
1.98
(e)
10.32
(e)
29
(3.98) 195,501 1.57
(e)
1.50
(e)
16.30
(e)
15
5.02 216,876 1.54
(e)
1.48
(e)
10.81
(e)
29

Notes to Financial Statements
(Unaudited)
1. General Information
Fund Information: The fund covered in this report is Nuveen Enhanced CLO Income Fund (the “Fund”). The Fund is registered under the
Investment Company Act of 1940 (the “1940 Act”), as amended, as a closed-end management investment company that continually offers its common shares of beneficial interest (“Common Shares”) and is operated as an “interval fund.” The Fund was organized as a Massachusetts business trust on August 29, 2024.
Current Fiscal Period: The end of the reporting period for the Fund is February 28, 2026, and the period covered by these Notes to Financial
Statements is the six months ended February 28, 2026 (the "current fiscal period").
Investment Adviser and Sub-Adviser: The Fund’s investment adviser is Nuveen Fund Advisors, LLC (the “Adviser”), a subsidiary of Nuveen, LLC
(“Nuveen”). Nuveen is the investment management arm of Teachers Insurance and Annuity Association of America (“TIAA”). The Adviser has overall responsibility for management of the Fund, oversees the management of the Fund’s portfolio, manages the Fund’s business affairs and provides certain clerical, bookkeeping and other administrative services, and, if necessary, asset allocation decisions. The Adviser has entered into a sub-
advisory agreement with Nuveen Asset Management, LLC (the “Sub-Adviser”), a subsidiary of the Adviser, under which the Sub-Adviser manages the investment portfolio of the Fund.
Fund Reorganization: Prior to commencement of the Fund’s operations, all of the assets of a Cayman Islands exempted limited partnership,
Nuveen CLO Opportunities Master Fund LP (the “Master Fund”), through which Nuveen CLO Opportunities Fund LP, a private fund relying on an exemption from registration under section 3(c)(7) of the 1940 Act (the “Predecessor Fund”), invested were transferred to the Fund and the
Predecessor Fund and the Master Fund ceased operations (the “Reorganization”). The Predecessor Fund distributed 11,006,022 Class I Common
Shares of the Fund, valued at $220,120,449, obtained in the Reorganization to limited partners (“LPs”) in the Predecessor Fund, with each LP receiving Class I Common Shares equal in value to the value of their holdings in the Predecessor Fund immediately prior to the Reorganization.
Thereafter, the Predecessor Fund and the Master Fund ceased operations and were dissolved under state law. The Predecessor Fund was originally organized as a Delaware limited partnership on August 15, 2022 and commenced investment operations on September 30, 2022. The Predecessor
Fund (through its investments in the Master Fund) had investment policies, an investment objective, guidelines and restrictions that were, in all material respects, equivalent to those of the Fund. The Predecessor Fund and the Master Fund were also managed by the Sub-Adviser.
Share Classes and Sales Charges: Class A1 Shares are generally sold with an up-front sales charge. Class A1 Share purchases of $250,000 or more are sold at net asset value (“NAV”) without an up-front sales charge but may be subject to a contingent deferred sales charge (“CDSC”) of 1.50%
if repurchased before the first day of the month in which the one-year anniversary of the purchase falls. Class A2 Shares and Class I Shares are sold without an upfront sales charge.
2. Significant Accounting Policies
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Fund is an investment company and follows accounting guidance in the Financial Accounting Standards Board (“FASB”)
Accounting Standards Codification 946, Financial Services — Investment Companies. The NAV for financial reporting purposes may differ from the NAV for processing security and common share transactions. The NAV for financial reporting purposes includes security and common share transactions through the date of the report. Total return is computed based on the NAV used for processing security and common share transactions.
The following is a summary of the significant accounting policies consistently followed by the Fund.
Compensation: The Fund pays no compensation directly to those of its officers, all of whom receive remuneration for their services to the Fund from the Adviser or its affiliates. The Fund’s Board of Trustees (the “Board”) has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds.
Distributions to Common Shareholders: Distributions to common shareholders are recorded on the ex-dividend date. The amount, character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications: Under the Fund’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts that provide general indemnifications to other parties. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
Investments and Investment Income: Securities transactions are accounted for as of the trade date for financial reporting purposes. Realized gains and losses on securities transactions are based upon the specific identification method. Investment income is comprised of interest income, which is recorded on an accrual basis and includes accretion of discounts and amortization of premiums for financial reporting purposes. Investment income also reflects payment-in-kind (“PIK”) interest and paydown gains and losses, if any. PIK interest represents income received in the form of securities in lieu of cash. Collateralized Loan Obligations (“CLOs”) equity investments recognize investment income by utilizing an effective interest methodology based upon an effective yield to maturity utilizing projected cash flow, as required by ASC Topic 325-40, Beneficial Interest in Securitized Financial

Assets. The Fund monitors the expected residual payments, and effective yield is determined and updated periodically, as needed. Accordingly, investment income recognized on CLO equity tranches in the U.S. GAAP statement of operations differs from both the tax-basis investment income and from the cash distributions actually received by the Fund during the quarterly period.
Multiclass Operations and Allocations: Income and expenses of the Fund that are not directly attributable to a specific class of shares are prorated among the classes based on the relative net assets of each class. Expenses directly attributable to a class of shares are recorded to the specific class. 12b-1 distribution and service fees are allocated on a class-specific basis.
Realized and unrealized capital gains and losses of the Fund are prorated among the classes based on the relative net assets of each class.
Netting Agreements: In the ordinary course of business, the Fund may enter into transactions subject to enforceable master repurchase agreements, International Swaps and Derivatives Association, Inc. (ISDA) master agreements or other similar arrangements (“netting agreements”).
Generally, the right to offset in netting agreements allows the Fund to offset certain securities and derivatives with a specific counterparty, when applicable, as well as any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, the Fund manages its cash collateral and securities collateral on a counterparty basis. With respect to certain counterparties, in accordance with the terms of the netting agreements, collateral posted to the Fund is held in a segregated account by the Fund's custodian and/or with respect to those amounts which can be sold or repledged, are presented in the Fund's Portfolio of Investments or Statement of Assets and Liabilities.
The Fund’s investments subject to netting agreements as of the end of the current fiscal period, if any, are further described later in these Notes to
Financial Statements.
Organizational Expenses: Prior to the commencement of operations on January 10, 2025, the Fund had no operations other than those related to organizational matters and the Fund’s initial contribution of $50,000 by the Adviser.
Segment Reporting: The Fund represents a single operating segment. The officers of the Fund act as the chief operating decision maker
(“CODM”), as defined in U.S. GAAP. The CODM monitors the operating results of the Fund as a whole and is responsible for the Fund’s long-term strategic asset allocation in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the Statement of Assets and Liabilities as
“total assets” and significant segment revenues and expenses are listed on the Statement of Operations.
New Accounting Pronouncement (ASU No. 2023-09): In December 2023, the FASB issued Accounting Standard Update ("ASU") No. 2023-09,
Income Taxes (Topic 740) Improvements to Income tax disclosures (“ASU 2023-09”). The primary purpose of the amendments within ASU 2023-09 is to enhance the transparency and decision usefulness of income tax disclosures primarily related to the rate reconciliation table and income taxes paid information. The amendments in ASU 2023-09 are effective for annual periods beginning after December 15, 2024. Management is currently evaluating the implications of these changes on the financial statements.
New Accounting Pronouncement (ASU No. 2025-11): In December 2025, the FASB issued ASU No. 2025-11, Interim Reporting (Topic 270)
Narrow Scope Improvements (“ASU 2025-11”). The amendments in ASU 2025-11 provide a comprehensive list of interim disclosures that are required by U.S. GAAP. ASU 2025-11 also includes a disclosure principle that requires entities to disclose events since the end of the last annual reporting period that have a material impact on the entity. The amendments in ASU 2025-11 are effective for interim reporting periods within annual reporting periods beginning after December 15, 2027. Early adoption is permitted for all entities. Management is currently evaluating the implications of these changes on the financial statements.
3. Investment Valuation and Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability.
Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund's major classifications of assets and liabilities measured at fair value follows:
Equity securities and exchange-traded funds listed or traded on a national market or exchange are valued based on their last reported sales price or official closing price of such market or exchange on the valuation date. Foreign equity securities and registered investment companies that trade on a foreign exchange are valued at the last reported sales price or official closing price on the principal exchange where traded, and converted to U.S.

Notes to Financial Statements
(continued)
dollars at the prevailing rates of exchange on the valuation date. To the extent these securities are actively traded and no valuation adjustments are applied, they are generally classified as Level 1. When valuation adjustments are applied to the most recent last sales price or official closing price, these securities are generally classified as Level 2.
The prices of CLOs are generally provided by pricing services approved by the Adviser, which is subject to review by the Adviser and oversight of the Board. Pricing services establish a security’s fair value using methods that may include consideration of the following: yields, spreads or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant.
For certain securities that are less liquid and of lower quality, such as CLO equity tranches, pricing services may incorporate information regarding the security, its issuer, or relevant market activity as provided by the Adviser. These securities are generally classified as Level 2 or Level 3 depending on the availability of observable market information.
Repurchase agreements are valued at contract amount plus accrued interest, which approximates market value. These securities are generally classified as Level 2.
For any portfolio security or derivative for which market quotations are not readily available or for which the Adviser deems the valuations derived using the valuation procedures described above not to reflect fair value, the Adviser will determine a fair value in good faith using alternative procedures approved by the Adviser, subject to the oversight of the Board. As a general principle, the fair value of a security is the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. To the extent the inputs are observable and timely, the values would be classified as Level 2; otherwise they would be classified as Level 3.
The following table summarizes the market value of the Fund's investments as of the end of the current fiscal period, based on the inputs used to value them:
The following is a reconciliation of the Funds’ Level 3 investments held at the beginning and end of the measurement period:
The table below presents the transfers in and out of the three valuation levels for the Funds as of the end of the reporting period when compared to the valuation levels at the end of the previous fiscal year. Changes in valuation inputs or methodologies may result in transfers into or out of an assigned level within the fair value hierarchy. Transfers in or out of levels are generally due to the availability of publicly available information and to the significance or extent the Adviser determines that the valuation inputs or methodologies may impact the valuation of those securities.
Enhanced CLO Income
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Asset-Backed Securities $ – $ 174,651,706 $ 9,084,991 $ 183,736,697
Exchange-Traded Funds 3,995,216 – – 3,995,216
Short-Term Investments:
Repurchase Agreements – 11,450,000 – 11,450,000
Total $ 3,995,216 $ 186,101,706 $ 9,084,991 $ 199,181,913
Level 3
Enhanced CLO Income
Asset-Backed
Securities
Balance at the beginning of period $ -
Gains (losses):
Net realized gains (losses) -
Change in net unrealized appreciation (depreciation) 57,353
Purchases at cost 9,000,000
Sales at proceeds -
Net discounts (premiums) -
Transfers into 27,638
Transfers (out of) -
Balance at the end of period $ 9,084,991
Change in net unrealized appreciation (depreciation) during the period of Level 3 securities held as of period end $ (441,728)
Level 1
Level 2 Level 3
Enhanced CLO Income Transfers In (Transfers Out) Transfers In (Transfers Out) Transfers In (Transfers Out)
Asset-Backed Securities $- $- $- $(27,638) $27,638 $-

The valuation techniques and significant unobservable inputs used in recurring Level 3 fair value measurements of assets as of the end of the current fiscal period, were as follows:
4. Portfolio Securities
Collateralized Loan Obligations: Collateralized Loan Obligations (“CLOs”) are asset-backed securities that are typically collateralized principally by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade (commonly known as “high yield” or “junk” bonds). The special purpose entity typically issues one or more classes (sometimes referred to as “tranches”) of rated debt securities, one or more unrated classes of debt securities that are generally treated as equity interests, and a residual equity interest. The Fund may also invest in warehouse facilities, which are financing structures intended to aggregate loans that may be used to form the basis of a CLO vehicle. The tranches of CLOs typically have different interest rates, projected weighted average lives and ratings, with the higher rated tranches paying lower interest rates. One or more forms of credit enhancement are almost always necessary in a CLO structure to obtain the desired credit ratings for the most highly rated debt securities issued by a CLO. The types of credit enhancement used include “internal” credit enhancement provided by the underlying assets themselves, such as subordination, excess spread and cash collateral accounts. The key feature of the CLO structure is the prioritization of the cash flows from a pool of securities among the several tranches of the CLO. As interest payments are received, the CLO makes contractual interest payments to each tranche of debt based on its seniority. If there are funds remaining after each tranche of debt receives its contractual interest rate and the CLO meets or exceeds required collateral coverage levels (or other similar covenants), the remaining funds may be paid to the subordinated tranche (often referred to as the “residual” or “equity” tranche). The contractual provisions setting out this order of payments are set out in detail in the relevant
CLO’s indenture. These provisions are referred to as the “priority of payments” or the “waterfall” and determine the terms of payment of any other obligations that may be required to be paid ahead of payments of interest and principal on the securities issued by a CLO. In addition, for payments to be made to each tranche, after the most senior tranche of debt, there are various tests that must be complied with, which are different for each
CLO. If a coverage test is failing, proceeds will be diverted to repay principal on the senior tranches until the test passes.
Repurchase Agreements: In connection with transactions in repurchase agreements, it is the Fund's policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the counterparty defaults, and the fair value of the collateral declines, realization of the collateral may be delayed or limited.
The following table presents the repurchase agreements for the Fund that are subject to netting agreements as of the end of the current fiscal period, and the collateral delivered related to those repurchase agreements.
Zero Coupon Securities: A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.
Purchases and Sales: Long-term purchases and sales during the current fiscal period were as follows:
The Fund may purchase securities on a when-issued or delayed-delivery basis. Securities purchased on a when-issued or delayed-delivery basis may have extended settlement periods; interest income is not accrued until settlement date. Any securities so purchased are subject to market fluctuation during this period. If the Fund has outstanding when-issued/delayed-delivery purchases commitments as of the end of the current fiscal period, such amounts are recognized on the Statement of Assets and Liabilities.
Fund Asset Class
Market
Value Techniques
Unobservable
Inputs Range
Weighted
Average
Enhanced CLO Income Asset-Backed Securities $9,057,353 Enterprise Value Acquisition Cost $100.60 N/A
27,638 Market Quotes Recovery Proceeds $1.01 N/A
Total $9,084,991
Fund Counterparty
Short-term
Investments,
at Value
Collateral
Pledged (From)
Counterparty
Enhanced CLO Income Fixed Income Clearing Corporation $ 11,450,000 $ (11,679,160)
Fund
Non-U.S.
Government
Purchases
Non-U.S.
Government Sales
and Maturities
Enhanced CLO Income
$ 30,240,176 $ 40,541,732

Notes to Financial Statements
(continued)
5. Derivative Investments
The Fund is authorized to invest in certain derivative instruments. As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. Investments in derivatives as of the end of and/or during the current fiscal period, if any, are included within the Statement of Assets and Liabilities and the Statement of
Operations, respectively.
Market and Counterparty Credit Risk: In the normal course of business the Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform
(counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose the Fund to counterparty credit risk, consist principally of cash due from counterparties on forward, option and swap transactions, when applicable. The extent of the Fund’s exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and Liabilities.
The Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of the Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when the Fund has an unrealized loss, the Fund has instructed the custodian to pledge assets of the Fund as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the pre-determined threshold amount.
6. Fund Shares
Quarterly Repurchase Offer: In order to provide liquidity to common shareholders, the Fund has adopted a fundamental policy, which may only be changed by a majority vote of shareholders, to make quarterly offers to repurchase between 5% and 25% of its outstanding Common Shares at
NAV, reduced by any applicable repurchase fee. Subject to approval of the Board, for each quarterly repurchase offer, the Fund currently expects to offer to repurchase 7.5% of the outstanding Common Shares at NAV. The Fund does not currently expect to charge a repurchase fee and no amounts were charged during the current fiscal period. However, the Fund may charge a repurchase fee of up to 2.00% of the repurchase proceeds, which the Fund would retain to help offset non-de minimis estimated costs related to the repurchase incurred by the Fund, directly or indirectly, as a result of repurchasing Common Shares, thus allocating estimated transaction costs to the Common Shareholder whose Common Shares are being repurchased.
During the current fiscal period, the Fund engaged in quarterly repurchase offers as follows:
Common Share Transactions
Transactions in common shares during the current and prior fiscal period were as follows:
Repurchase
Request
Deadline
Repurchase Offer
Amount (as a
percentage of
outstanding shares)
Number of
Shares
Repurchased
Percentage of
Outstanding Shares
Repurchased
05 Nov 2025 7.50% 157 -*
06 Feb 2026 7.50% 2,365 -*
* Value rounded to zero.
Six Months Ended
2/28/26
*
For the period 1/10/25
(commencement of operations)
through 8/31/25
*
Enhanced CLO Income Shares Value Shares Value
Shares issued in the Reorganization:
Class I — $— 11,006,022 $220,120,449
Total Reorganization — — 11,006,022 220,120,449
Subscriptions:
Class I 87,280 1,625,635 15,189 300,000
Total subscriptions 87,280 1,625,635 15,189 300,000
Reinvestments of distributions:
Class I 38 696 202 3,959
Total reinvestments of distributions 38 696 202 3,959
Repurchases and redemptions:
Class I (2,522) (46,118) — —
Total repurchases and redemptions (2,522) (46,118) — —
Net increase (decrease) 84,796 $1,580,213 11,021,413 $220,424,408

7. Income Tax Information
The Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.
The Fund files income tax returns in U.S. federal and applicable state and local jurisdictions. A Fund's federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed the Fund's tax positions taken for all open tax years and has concluded that no provision for income tax is required in the Fund's financial statements.
As of the end of the reporting period, the aggregate cost and the net unrealized appreciation/(depreciation) of all investments for federal income tax purposes were as follows:
For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized income and/or capital gains for tax reporting, if applicable.
As of prior fiscal period end, the components of accumulated earnings on a tax basis were as follows:
As of prior fiscal period end, the Fund had capital loss carryforwards, which will not expire:
8. Management Fees and Other Transactions with Affiliates
Management Fees: The Fund’s management fee compensates the Adviser for the overall investment advisory and administrative services and general office facilities. The Sub-Adviser is compensated for its services to the Fund from the management fees paid to the Adviser.
The Fund’s management fee consists of two components – a fund-level fee, based only on the amount of assets within the Fund, and a complex-
level fee, based on the aggregate amount of all eligible fund assets managed by the Adviser. This pricing structure enables the Fund’s shareholders to benefit from growth in the assets within the Fund as well as from growth in the amount of complex-wide assets managed by the Adviser.
The annual fund-level fee, payable monthly, is calculated according to the following schedule:
The annual complex-level fee, payable monthly, for the Fund is calculated according to the following schedule:
* Prior to the commencement of operations, the Adviser owned 1,250 of Class A1 and 1,250 of Class A2 shares, which are still held as of the end of the current fiscal period.
Fund
Tax Cost
Gross Unrealized
Appreciation
Gross
Unrealized
(Depreciation)
Net
Unrealized
Appreciation
(Depreciation)
Enhanced CLO Income
$ 230,239,089 $ 440,331 $ (31,497,507) $ (31,057,176)
Fund
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Unrealized
Appreciation
(Depreciation)
Capital Loss
Carryforwards
Late-Year Loss
Deferrals
Other
Book-to-Tax
Differences Total
Enhanced CLO Income
$ 5,157,861 $ — $ (6,622,579) $ (61,863) $ — $ (2,022,863) $ (3,549,444)
Fund Short-Term Long-Term Total
Enhanced CLO Income $ 61,863 $ — $ 61,863
Average Daily Managed Assets* Fund-Level Fee Rate
For the first $125 million 1.1900%
For the next $125 million 1.1775
For the next $250 million 1.1650
For the next $500 million 1.1525
For the next $1 billion 1.1400
Complex-Level Asset Breakpoint Level* Complex-Level Fee
For the first $124.3 billion 0.1600%
For the next $75.7 billion 0.1350
For the next $200 billion 0.1325
For eligible assets over $400 billion 0.1300

Notes to Financial Statements
(continued)
*   The complex-level fee is calculated based upon the aggregate daily “eligible assets” of all Nuveen-branded closed-end funds and Nuveen branded open-end funds (“Nuveen Mutual
Funds”). Except as described below, eligible assets include the assets of all Nuveen-branded closed-end funds and Nuveen Mutual Funds organized in the United States. Eligible assets do not include the net assets of: Nuveen fund-of-funds, Nuveen money market funds, Nuveen index funds, Nuveen Large Cap Responsible Equity Fund or Nuveen Life Large Cap Responsible
Equity Fund. In addition, eligible assets include a fixed percentage of the aggregate net assets of the active equity and fixed income Nuveen Mutual Funds advised by the Adviser’s affiliate,
Teachers Advisors, LLC (except those identified above). The fixed percentage will increase annually until May 1, 2033, at which time eligible assets will include all of the aggregate net assets of the active equity and fixed income Nuveen Mutual Funds advised by Teachers Advisors, LLC (except those identified above). Eligible assets include closed-end fund assets managed by the Adviser that are attributable to financial leverage. For these purposes, financial leverage includes the closed-end funds’ use of preferred stock and borrowings and certain investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities, subject to an agreement by the Adviser as to certain funds to limit the amount of such assets for determining eligible assets in certain circumstances.
As of the end of the current fiscal period, the complex-level fee rate for the Fund was as follows:
The Adviser has agreed to waive fees and/or reimburse expenses through July 31, 2027, so that the total annual operating expenses of the Fund
(excluding any distribution and/or service fees that may be applicable to a particular class of shares, issuance and dividend costs of Preferred Shares that may be issued by the Fund, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities, litigation expenses and extraordinary expenses) do not exceed 1.50% of the average daily managed assets of any class of Fund shares.
This expense limitation may be terminated or modified prior to that date only with the approval of the Board.
Distribution and Service Fees: The Fund has adopted a Distribution and Servicing Plan for Class A1 Common Shares and Class A2 Common
Shares of the Fund. The Distribution and Servicing Plan operates in a manner consistent with Rule 12b-1 under the 1940 Act, which regulates the manner in which an open-end investment company may directly or indirectly bear the expenses of distributing its Common Shares. Although the
Fund is not an open-end investment company, it has undertaken to comply with the terms of Rule 12b-1 as a condition of an exemptive order under the 1940 Act which permits it to, among other things, impose distribution and shareholder servicing fees. The Distribution and Servicing Plan permits the Fund to compensate the Nuveen Securities, LLC (the “Distributor”), a wholly-owned subsidiary of Nuveen, for using reasonable efforts to secure purchasers of the Fund’s Common Shares, including by providing continuing information and investment services and/or by making payments to certain authorized institutions in connection with the sale of Common Shares or servicing of shareholder accounts. Most or all of the distribution and/
or service fees are paid to financial firms through which Shareholders may purchase or hold Class A1 Common Shares and/or Class A2 Common
Shares. The maximum annual rates at which the distribution and/or servicing fees may be paid under the Distribution and Servicing Plan for Class
A1 Common Shares (calculated as a percentage of the Fund’s average daily net assets attributable to the Class A1 Common Shares) is 0.75%. The maximum annual rates at which the distribution and/or servicing fees may be paid under the Distribution and Servicing Plan for Class A2 Common
Shares (calculated as a percentage of the Fund’s average daily net assets attributable to the Class A2 Common Shares) is 0.50%. During the current fiscal period the annual rate paid by the Fund for Class A1 Shares and Class A2 Shares was 0.75% and 0.50%, respectively.
Other Transactions with Affiliates: The Fund is permitted to purchase or sell securities from or to certain other funds or accounts managed by the
Sub-Adviser or by an affiliate of the Adviser (each an, “Affiliated Entity”) under specified conditions outlined in procedures adopted by the Board
("cross-trade"). These procedures have been designed to ensure that any cross-trade of securities by the Fund from or to an Affiliated Entity by virtue of having a common investment adviser (or affiliated investment adviser), common officer and/or common trustee complies with Rule 17a-7 under the 1940 Act. These transactions are effected at the current market price (as provided by an independent pricing service) without incurring broker commissions.
During the current fiscal period, the Fund did not engage in cross-trades pursuant to these procedures.
Affiliated Investments:  Investments in other investment companies advised by the Adviser are deemed to be “affiliated investments”. A complete schedule of the portfolio holdings for each of the affiliated investments is filed with the SEC for the first and third quarters of each fiscal year on Form
N-PORT and is available on the SEC’s website at www.sec.gov. A copy of the annual report, semi-annual report and financial statements is available for each of the affiliated investments at https://www.nuveen.com/en-us/exchange-traded-funds/prospectuses, or upon request by calling (800) 257-
8787. Information regarding transactions with affiliated investments is as follows:
Fund
Complex-Level Fee
Enhanced CLO Income
0.1555%
Issue
Value at
8/31/25
Purchases
Cost
Sales
Proceeds
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Shares at
2/28/26
Value at
2/28/26
Dividend
Income
Enhanced CLO Income
Exchange-Traded Funds
Nuveen AA-BBB CLO ETF $– $3,999,201 $– $– $(3,985) 159,426 $3,995,216 $16,341
Total $– $3,999,201 $– $– $(3,985) 159,426 $3,995,216 $16,341

9. Commitments and Contingencies
In the normal course of business, the Fund enters into a variety of agreements that may expose the Fund to some risk of loss. The risk of future loss arising from such agreements, while not quantifiable, is expected to be remote. As of the end of the reporting period, the Fund did not have any unfunded commitments other than those disclosed in the Notes to Financial Statements, when applicable.
From time to time, the Fund may be a party to certain legal proceedings in the ordinary course of business, including proceedings relating to the enforcement of the Fund's rights under contracts. As of the end of the reporting period, the Fund is not subject to any material legal proceedings.
10. Borrowing Arrangements
Line of Credit: The Fund, along with certain funds managed by the Adviser or by an affiliate of the Adviser (“Participating Funds”), have established a 364-day, $2.7 billion standby credit facility with a group of lenders, under which the Participating Funds may borrow for temporary purposes (other than on-going leveraging for investment purposes). Each Participating Fund is allocated a designated proportion of the facility’s capacity (and its associated costs, as described below) based upon a multi-factor assessment of the likelihood and frequency of its need to draw on the facility, the size of the Fund and its anticipated draws, and the potential importance of such draws to the operations and well-being of the Fund, relative to those of the other Funds. A Fund may effect draws on the facility in excess of its designated capacity if and to the extent that other Participating
Funds have undrawn capacity. The credit facility expires in June 2026, unless extended or renewed.
The credit facility has the following terms: 0.15% per annum on unused commitment amounts and a drawn interest rate equal to the higher of (a) OBFR (Overnight Bank Funding Rate) plus 1.20% per annum or (b) the Fed Funds Effective Rate plus 1.20% per annum on amounts borrowed. Interest expense incurred by the Participating Funds, when applicable, is recognized as a component of “Interest expense” on the
Statement of Operations. Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Interest expense” on the Statement of Operations, and along with commitment fees, have been allocated among such Participating Funds based upon the relative proportions of the facility’s aggregate capacity reserved for them and other factors deemed relevant by the Adviser and the Board of each
Participating Fund.
During the current fiscal period, the Fund did not utilize this facility.

Additional Fund Information
(Unaudited)
Board of Trustees
Joseph A. Boateng Michael A. Forrester Thomas J. Kenny Amy B.R. Lancellotta Joanne T. Medero Albin F. Moschner John K. Nelson
Loren M. Starr Matthew Thornton III Terence J. Toth Margaret L. Wolff Robert L. Young
Investment Adviser
Nuveen Fund Advisors, LLC
333 West Wacker Drive
Chicago, IL 60606
Custodian
State Street Bank
& Trust Company
One Congress Street
Suite 1
Boston, MA 02111
Legal Counsel
Chapman and Cutler
LLP
Chicago, IL 60603
Independent Registered
Public Accounting Firm
PricewaterhouseCoopers
LLP
One North Wacker Drive
Chicago, IL 60606
Transfer Agent and
Shareholder Services
DST Asset Manager Solutions,
Inc. (DST)
333 West 11th Street
5th Floor
Kansas City, MO 64105
(800) 257-8787
Portfolio of Investments Information
The Fund is required to file its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT. You may obtain this information on the SEC’s website at http://www.sec.gov.
Nuveen Funds’ Proxy Voting Information
You may obtain (i) information regarding how each fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, without charge, upon request, by calling Nuveen toll-free at (800) 257-8787 or on Nuveen’s website at www.nuveen.com and (ii) a description of the policies and procedures that each fund used to determine how to vote proxies relating to portfolio securities without charge, upon request, by calling Nuveen toll-free at (800) 257-8787. You may also obtain this information directly from the SEC. Visit the SEC on-line at http://www.sec.gov.
FINRA BrokerCheck:
The Financial Industry Regulatory Authority (FINRA) provides information regarding the disciplinary history of FINRA member firms and associated investment professionals. This information as well as an investor brochure describing FINRA BrokerCheck is available to the public by calling the FINRA BrokerCheck Hotline number at (800) 289-9999 or by visiting www.FINRA.org.

Glossary of Terms Used in this Report

(Unaudited)
Asset-Backed Securities (ABS):
Securities whose value and income payments are derived from and collateralized by a specific pool of underlying assets. The pool of assets typically is a group of small and/or illiquid assets that may be difficult to sell individually. The underlying pools of asset-backed securities often include payments from credit cards, auto loans or mortgage loans.
Average Annual Total Return
:
This is a commonly used method to express an investment’s performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment’s actual cumulative performance (including change in NAV or offer price and reinvested dividends and capital gains distributions, if any) over the time period being considered.
Collateralized Loan Obligation (CLO)
:
A security backed by a pool of debt, often low rated corporate loans. Collateralized loan obligations (CLOs) are similar to collateralized mortgage obligations, except for the different type of underlying loan.
Net Asset Value (NAV) Per Share:
A fund's Net Assets is equal to its total assets (securities, cash, accrued earnings and receivables) less its total liabilities. NAV per share is equal to the fund's Net Assets divided by its number of shares outstanding.

Nuveen Securities, LLC, member FINRA and SIPC 333 West Wacker Drive Chicago, IL 60606 www.nuveen.com
5278659 RSA-CLO-0226
Nuveen:
Serving Investors for Generations
Since 1898, financial advisors and their clients have relied on Nuveen to provide dependable investment solutions through continued adherence to proven, long-term investing principles. Today, we offer a range of high quality solutions designed to be integral components of a well-diversified core portfolio.
Focused on meeting investor needs.
Nuveen is the investment manager of TIAA. We have grown into one of the world’s premier global asset managers, with specialist knowledge across all major asset classes and particular strength in solutions that provide income for investors and that draw on our expertise in alternatives and responsible investing. Nuveen is driven not only by the independent investment processes across the firm, but also the insights, risk management, analytics and other tools and resources that a truly world-class platform provides. As a global asset manager, our mission is to work in partnership with our clients to create solutions which help them secure their financial future.
Find out how we can help you.
To learn more about how the products and services of Nuveen may be able to help you meet your financial goals, talk to your financial advisor, or call us at (800) 257-8787. Please read the information provided carefully before you invest. Investors should consider the investment objective and policies, risk considerations, charges and expenses of any investment carefully. Where applicable, be sure to obtain a prospectus, which contains this and other relevant information. To obtain a prospectus, please contact your securities representative or Nuveen, 333 W. Wacker Dr., Chicago, IL 60606.
Please read the prospectus carefully before you invest or send money.
Learn more about Nuveen Funds at:
www.nuveen.com/interval-funds
NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

Item 2.	Code of Ethics.

Not applicable to this filing.

Item 3.	Audit Committee Financial Expert.

Not applicable to this filing.

Item 4.	Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to this filing.

Item 6.	Investments.

(a)	Schedule of Investments is included as part of the Portfolio of Investments filed under Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Not applicable to closed-end investment companies.

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable to closed-end investment companies.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable to closed-end investment companies.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable to closed-end investment companies.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this filing.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to this filing.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board implemented after the registrant last provided disclosure in response to this Item.

Item 16.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18.	Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19.	Exhibits.

(a)(1)	Not applicable to this filing.

(a)(2)	Not applicable to this filing.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Nuveen Enhanced CLO Income Fund

Date: August 17, 2026	By:	/s/ David J. Lamb
David J. Lamb
Chief Administrative Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: August 17, 2026	By:	/s/ David J. Lamb
David J. Lamb
Chief Administrative Officer
(principal executive officer)

Date: August 17, 2026	By:	/s/ Marc Cardella
Marc Cardella
Vice President and Controller
(principal financial officer)